Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Gross revenue	$ 4,827.3	$ 4,283.8
Less subconsultant and other direct expenses	1,116.0	928.6
Net revenue	3,711.3	3,355.2
Direct payroll costs	1,702.9	1,540.0
Gross margin	2,008.4	1,815.2
Administrative and marketing expenses	1,433.6	1,438.2
Depreciation of property and equipment	58.2	50.1
Depreciation of lease assets	115.8
Amortization of intangible assets	66.9	65.0
Net interest expense	69.6	28.7
Other net finance expense	3.1	5.7
Share of income from joint ventures and associates	(0.8)	(1.6)
Foreign exchange loss	4.7	2.7
Other (income) expense	(8.2)	0.1
Income before income taxes and discontinued operations	265.5	226.3
Income taxes
Current	56.0	54.5
Deferred	15.1	0.5
Total income taxes	71.1	55.0
Net income for the year from continuing operations	194.4	171.3
Discontinued operations
Net loss from discontinued operations, net of tax		(123.9)
Net income for the year	$ 194.4	$ 47.4
Earnings (loss) per share, basic and diluted
Continuing operations	$ 1.74	$ 1.51
Discontinued operations		(1.09)
Total basic and diluted earnings per share	$ 1.74	$ 0.42